Acquisitions - Weighted average assumptions (Detail)	12 Months Ended
Dec. 31, 2018
Measurement Input, Expected Dividend Rate [Member]
Restructuring Cost and Reserve [Line Items]
Weighted Average Assumption	0.000
Measurement Input, Price Volatility [Member]
Restructuring Cost and Reserve [Line Items]
Weighted Average Assumption	0.335
Measurement Input, Risk Free Interest Rate [Member]
Restructuring Cost and Reserve [Line Items]
Weighted Average Assumption	0.018
Measurement Input, Discount for Lack of Marketability [Member]
Restructuring Cost and Reserve [Line Items]
Weighted Average Assumption	0.100
Measurement Input, Expected Term [Member]
Restructuring Cost and Reserve [Line Items]
Expected term (years)	0